Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 35,264		$ 39,161	$ (46,537)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	30,333		13,261	17,919
IMPAIRMENT OF INTANGIBLE ASSETS				30,142
Compensation relating to equity awards granted to employees and others	3,192		3,182	3,070
Increase (decrease) in liability for employee rights upon retirement, net	(1,553)		624	(640)
Long term loans discount amortization	237
Deferred financing costs amortization	612
Capital loss from disposal of property, plant and equipment	645
Deferred income taxes	1,253		(1,558)	(5,440)
Non cash expenses in respect of restructuring				601
Loss from sale of marketable securities	339
Amortization of premium and accretion of discount on marketable securities, net	656		554	588
Equity in earnings of Frontline, net of dividend received	468		446	(1,232)
Other	597		268	1,498
Changes in operating assets and liabilities:
Increase (decrease) in deferred income	1,346		7,466	(8,522)
Decrease (increase) in accounts receivable:
Trade	(17,440)		(33,721)	31,725
Other	(2,075)		(2,954)	(2,708)
Increase (decrease) in accounts payable and accruals:
Trade	2,140		11,377	(4,780)
Other	9,326		8,045	(6,166)
Decrease (increase) in inventories	(13,984)		(190)	11,925
Net cash provided by operating activities	51,356		45,961	21,443
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(12,500)		(12,978)	(9,484)
Withdrawal (placement) of bank deposits	28,650		(35,636)	142,278
Purchase of marketable securities	(15,152)		(9,936)	(18,167)
Redemption of marketable securities	26,586		6,037	2,553
Acquisition of SPTS, net of cash acquired	(375,061)	[1]
Investment in equity method investee	(250)		(2,250)
Proceeds from disposal of property, plant and equipment	15		39	3,034
Increase in restricted cash	(10,000)
Increase in funds in respect of employee rights upon retirement	(260)		(262)	(254)
Net cash provided by (used in) investing activities	(357,972)		(54,986)	119,960
CASH FLOWS FROM FINANCING ACTIVITIES:
Long term loans, net of $8 million financing costs	288,918
Repayment of long-term loans	(750)		(64,000)	(32,000)
Employee stock options exercised	8,253		3,312	719
Acquisition of treasury shares	(14,593)		(25,795)	(1,959)
Net cash provided by (used in) financing activities	281,828		(86,483)	(33,240)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(24,788)		(95,508)	108,163
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	161,155		256,663	148,500
CASH AND CASH EQUIVALENTS AT END OF YEAR	136,367		161,155	256,663
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	6,274		1,307	3,495
Income taxes paid	9,387		7,739	5,970
Income taxes refunded	897		371	390
Purchase of property, plant and equipment on credit	$ 2,852		$ 908	$ 1,635

[1]	(a) Acquisition of subsidiaries consolidated for the first time: Working capital (excluding cash and cash equivalents) $ (48,918) Property, plant and equipment (25,160) Long-term liabilities 19,934 Goodwill (167,001) In- process research and development (6,920) Other intangible assets (146,996) $ (375,061)